Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Check-Cap Ltd.
Trading Symbol	CHEK
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	5,850,770
Amendment Flag	false
Entity Central Index Key	0001610590
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-36848
Entity Address, Address Line One	Check-Cap Ltd
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line Two	29 Abba Hushi Avenue
Entity Address, Address Line Three	P.O. Box 1271
Entity Address, City or Town	Isfiya
Entity Address, Postal Zip Code	3009000
Entity Address, Country	IL
Title of 12(b) Security	Ordinary Shares, par value NIS 48.00
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Document Shell Company Report	false
Auditor Firm ID	1197
Auditor Name	Brightman Almagor Zohar & Co.
Auditor Location	Tel Aviv, Israel
Business Contact
Document Information Line Items
Entity Address, Address Line One	29 Abba Hushi Avenue
Entity Address, Address Line Two	P.O. Box 1271
Entity Address, City or Town	Isfiya
Entity Address, Postal Zip Code	3009000
Entity Address, Country	IL
Contact Personnel Name	Saar Levi
City Area Code	+972
Local Phone Number	52-777-2073
Contact Personnel Email Address	Saar.Levi@check-cap.com